Puerto Rico Residents Bond Fund I	Schedule of Investments

December 31, 2025

Principal Amount/ Description		Rate	Maturity	Fair Value

Government Bonds (64.09%)
US Government and Agency Obligations (64.09%)
$ 1,650,000	Federal Farm Credit Banks Funding Corp.	5.200%	02/06/26	$ 1,652,107
23,040,000	Federal Home Loan Banks(a)	5.500%	07/15/36	25,212,024
3,500,000	Federal Home Loan Banks(b)	5.870%	04/10/45	3,511,970
1,000,000	Federal Home Loan Banks(b)	5.875%	10/21/44	1,000,440
				31,376,541
Total Government Bonds (Cost $31,336,886)				31,376,541

Mortgage-Backed Securities (6.44%)
Fannie Mae Bonds (1.40%)(c)
432,516	Federal National Mortgage Association Pool 849999	5.000%	01/01/36	443,672
19,030	Federal National Mortgage Association Pool 445589	6.500%	12/01/28	19,785
5,902	Federal National Mortgage Association Pool 441414	7.000%	09/01/28	6,198
2,617	Federal National Mortgage Association Pool 445590	7.000%	12/01/28	2,748
13,861	Federal National Mortgage Association Pool 445598	7.000%	01/01/29	14,556
36,091	Federal National Mortgage Association Pool 488064	7.000%	03/01/29	37,900
58,095	Federal National Mortgage Association Pool 488057	7.000%	03/01/29	61,006
31,447	Federal National Mortgage Association Pool 488054	7.000%	03/01/29	33,023
19,686	Federal National Mortgage Association Pool 573429	7.000%	03/01/31	20,672
23,188	Federal National Mortgage Association Pool 483685	7.500%	12/01/28	23,436
12,106	Federal National Mortgage Association Pool 488060	7.500%	03/01/29	12,152
10,531	Federal National Mortgage Association Pool 504170	8.000%	09/01/29	10,648
				685,796

Freddie Mac Bonds (0.13%)(d)
39,764	Federal Home Loan Mortgage Corp. Pool A50498	6.000%	07/01/36	41,527
20,882	Federal Home Loan Mortgage Corp. Pool C32273	7.000%	10/01/29	21,950
				63,477

GNMA Bonds (4.39%)(e)
200,768	Government National Mortgage Association Pool 528153	5.500%	04/15/34	204,202
48,791	Government National Mortgage Association Pool 495082	6.000%	10/15/29	48,884
43,281	Government National Mortgage Association Pool 529775	6.500%	01/15/31	43,419
86,826	Government National Mortgage Association Pool 529937	6.500%	07/15/31	88,079
121,869	Government National Mortgage Association Pool 529936	6.500%	07/15/31	125,122
46,840	Government National Mortgage Association Pool 529933	6.500%	07/15/31	47,115
198,339	Government National Mortgage Association Pool 568320	6.500%	01/15/32	205,814
369,869	Government National Mortgage Association Pool 554086	6.500%	01/15/32	384,313
151,064	Government National Mortgage Association Pool 568337	6.500%	08/15/32	155,702
29,185	Government National Mortgage Association Pool 420135	7.000%	06/15/26	29,199
32,099	Government National Mortgage Association Pool 437566	7.000%	08/15/26	32,130
41,414	Government National Mortgage Association Pool 437598	7.000%	10/15/26	41,523
34,653	Government National Mortgage Association Pool 448422	7.000%	02/15/27	34,657
43,655	Government National Mortgage Association Pool 449304	7.000%	04/15/27	43,757
32,746	Government National Mortgage Association Pool 449306	7.000%	05/15/27	32,778
31,273	Government National Mortgage Association Pool 449320	7.000%	06/15/27	31,358
44,341	Government National Mortgage Association Pool 449307	7.000%	06/15/27	44,470
48,279	Government National Mortgage Association Pool 449322	7.000%	07/15/27	48,549
17,434	Government National Mortgage Association Pool 470956	7.000%	12/15/28	17,695
17,256	Government National Mortgage Association Pool 487379	7.000%	01/15/29	17,750
5,163	Government National Mortgage Association Pool 494960	7.000%	01/15/29	5,168
18,130	Government National Mortgage Association Pool 494961	7.000%	01/15/29	18,341
9,474	Government National Mortgage Association Pool 494963	7.000%	02/15/29	9,745
25,027	Government National Mortgage Association Pool 487411	7.000%	02/15/29	25,453
23,576	Government National Mortgage Association Pool 487410	7.000%	02/15/29	23,968
17,199	Government National Mortgage Association Pool 494983	7.000%	02/15/29	17,694
3,938	Government National Mortgage Association Pool 494985	7.000%	02/15/29	3,955
10,825	Government National Mortgage Association Pool 494964	7.000%	02/15/29	11,136
14,738	Government National Mortgage Association Pool 487434	7.000%	03/15/29	15,165
42,336	Government National Mortgage Association Pool 494988	7.000%	03/15/29	42,822
34,292	Government National Mortgage Association Pool 494990	7.000%	03/15/29	34,635
13,156	Government National Mortgage Association Pool 494982	7.000%	03/15/29	13,528

See Notes to Financial Statements.
Annual Report | December 31, 2025	1

Puerto Rico Residents Bond Fund I	Schedule of Investments

December 31, 2025

Principal Amount/ Description		Rate	Maturity	Fair Value
Mortgage-Backed Securities (6.44%) (continued)
$ 13,423	Government National Mortgage Association Pool 495016	7.000%	04/15/29	$ 13,730
11,061	Government National Mortgage Association Pool 495020	7.000%	04/15/29	11,303
22,032	Government National Mortgage Association Pool 487491	7.000%	05/15/29	22,563
30,712	Government National Mortgage Association Pool 487503	7.000%	05/15/29	31,084
22,599	Government National Mortgage Association Pool 487505	7.000%	05/15/29	22,833
33,579	Government National Mortgage Association Pool 437629	7.500%	01/15/27	33,634
34,719	Government National Mortgage Association Pool 437628	7.500%	02/15/27	34,829
45,526	Government National Mortgage Association Pool 449324	7.500%	07/15/27	45,809
12,595	Government National Mortgage Association Pool 470963	7.500%	10/15/28	12,844
21,429	Government National Mortgage Association Pool 494992	7.500%	02/15/29	21,812
				2,148,567
Tax Exempt Notes (0.33%)(f)
7,031	Community Endowment, Inc - collateralized by FN 536042	8.000%	09/01/30	7,384
3,011	Community Endowment, Inc - collateralized by FN 536024	8.500%	05/01/30	3,082
10,389	Community Endowment, Inc - collateralized by FN 536020	8.500%	05/01/30	10,662
14,582	Community Endowment, Inc - collateralized by GN 508624	7.000%	07/15/29	14,898
18,756	Community Endowment, Inc - collateralized by GN 508631	7.000%	07/15/29	19,157
15,579	Community Endowment, Inc - collateralized by GN 508630	7.000%	07/15/29	15,922
20,923	Community Endowment, Inc - collateralized by GN 487559	7.000%	07/15/29	21,342
9,230	Community Endowment, Inc - collateralized by GN 487557	7.000%	07/15/29	9,360
8,032	Community Endowment, Inc - collateralized by GN 514582	7.000%	08/15/29	8,231
17,413	Community Endowment, Inc - collateralized by GN 508642	7.000%	08/15/29	17,794
13,644	Community Endowment, Inc - collateralized by GN 514603	7.000%	09/15/29	13,937
20,981	Community Endowment, Inc - collateralized by GN 509243	7.500%	10/15/29	21,102
				162,871
Taxable Mortgage-Backed Securities (0.19%)
105,295	Conventional Mortgage Obligation(g)	0.000%	04/01/34	91,311

Total Mortgage-Backed Securities (Cost $3,097,762)				3,152,022

Municipal Bonds (49.79%)
California (1.30%)
530,000	State of California, General Obligation Unlimited	7.625%	03/01/40	638,984
Puerto Rico (48.49%)
301,967	Commonwealth of Puerto Rico, Notes(b),(g)	0.000%	11/01/51	197,411
89,000	Puerto Rico Industrial Development Co., Revenue Bonds(b),(h)	7.000%	01/01/54	85,106
2,790,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Series A, Revenue Bonds(h),(i)	7.250%	12/20/30	1,045,134
7,672,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Capital Appreciation Restructured Series A-1, Revenue Bonds(b),(g),(h)	0.000%	07/01/46	2,562,601
7,429,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Capital Appreciation Restructured Series A-1, Revenue Bonds(b),(g),(h)	0.000%	07/01/51	1,858,464
3,702,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(b),(h)	4.329%	07/01/40	3,621,974
717,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(b),(h)	4.500%	07/01/34	717,012
110,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(b),(h)	4.536%	07/01/53	99,638
363,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(b),(h)	4.550%	07/01/40	363,135
2,672,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(b),(h)	4.750%	07/01/53	2,518,530
3,013,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(b),(h)	4.784%	07/01/58	2,813,034
8,159,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(b),(h)	5.000%	07/01/58	7,855,120
				23,737,159
Total Municipal Bonds (Cost $26,431,438)				24,376,143

See Notes to Financial Statements.
2	(787) 764-1788 | www.ubs.com/prfunds

Puerto Rico Residents Bond Fund I	Schedule of Investments

December 31, 2025

Principal Amount/ Description	Rate	Maturity	Fair Value

Total Investments (120.32%) (Cost $60,866,086)			$ 58,904,706
Liabilities in Excess of Other Assets (-20.32%)			(9,948,875)
NET ASSETS (100.00%)			$ 48,955,831

(a)	A portion or all of the security has been pledged as collateral for reverse repurchase agreements

(b)	Security may be called before its maturity date.

(c)

Puerto Rico Fannie Mae Taxable - Represents mortgage-backed obligations guaranteed by the Federal National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(d)

Puerto Rico Freddie Mac - Represents mortgage-backed obligations guaranteed by the Federal Home Loan Mortgage Corporation. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(e)

Puerto Rico GNMA - Represents mortgage-backed obligations guaranteed by the Government National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(f)

Community Endowment - These obligations are collateralized by mortgage-backed securities and the only source of repayment is the collateral. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)

Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the agency as specified in the applicable prospectus. These obligations are not an obligation of the Commonwealth of Puerto Rico.

(i)	These bonds defaulted on their interest payments and are not accruing interest income.

Counter- party	Collateral Pledged	Interest Rate	Settlement Date	Maturity Date	Repurchase Amount	Principal Amount	Value
JP Morgan Chase & Co.(a)	Federal Home Loan Banks 5.500% due 7/15/2036	4.2%	12/18/2025	1/15/2026	$11,400,735	$11,363,613	$11,363,613

(a)	Collateral received or posted is limited to the net securities sold under reverse repurchase agreements liability amounts. See above for actual collateral received and posted

See Notes to Financial Statements.
Annual Report | December 31, 2025	3